SUPPLEMENT DATED JULY 18, 2011 TO THE SUMMARY PROSPECTUS FOR THORNBURG INVESTMENT INCOME BUILDER FUND'S CLASS A, CLASS C AND CLASS I SHARES DATED FEBRUARY 1, 2011 AND THE SUMMARY PROSPECTUS FOR THORNBURG INVESTMENT INCOME BUILDER FUND'S CLASS R3, CLASS R4 AND CLASS R5 SHARES DATED FEBRUARY 1, 2011.

Effective July 18, 2011 Cliff Remily concluded his service as co-portfolio manager of Thornburg Investment Income Builder Fund. Brian J. McMahon and Jason Brady continue to serve as co-portfolio managers for the Fund.